COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

The Company has entered in a number of agreements with various consultants. Termination of any of these agreements could result in termination fees.

The Company leases its corporate office in Irvine, California on a one-year term, which term expires in July 2015. Total rent expense related to the Company's operating lease for the three months ended March 31, 2015 and 2014 was $14,270 and $15,568, respectively. Total remaining payments on the lease through July 31, 2015 are $17,596.

The Company maintains employment agreements with certain key members of management. The agreements provide for minimum base salaries, eligibility for stock options, performance bonuses and severance payments.

Legal Proceedings

From time to time, claims are made against the Company in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur. In the opinion of management, the resolution of these matters, if any, will not have a material adverse impact on the Company’s financial position or results of operations.

On April 22, 2014, a lawsuit was filed in the Superior Court of California, County of Orange, against the Company by Advantage Sales and Marketing, LLC. The plaintiff initially seeks damages of $92,064 for outstanding invoices. This lawsuit was settled in January 2015 for the payment of $69,000 in cash over three installments.

We are currently not involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations.

The Company has entered in a number of consulting agreements with various consultants. Termination of any of these agreements could result in termination fees.

The Company leases its office in Irvine, California on a one-year lease. Total which expires July 31, 2015. Rent expense for the years ended December 31, 2014 and 2013 was approximately $52,000 and $46,000, respectively. Total remaining payments on the lease through July 31, 2015 are approximately $31,000.

The Company maintains employment agreements with certain key management. The agreements provide for minimum base salaries, eligibility for stock options, performance bonuses and severance payments.

Legal Proceedings

From time to time, claims are made against the Company in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur. In the opinion of management, the resolution of these matters, if any, will not have a material adverse impact on the Company’s financial position or results of operations.

On July 1, 2011, a lawsuit was filed in the United States District Court, the Southern District of Ohio, Cincinnati Division, against GT Beverage Company, LLC (“GT LLC”) by Dominion Liquid Technologies, LLC. The lawsuit alleged that GT LLC breached terms of a 2010 co-packing agreement, which governed the relationship between the parties. In July 2014, the Company settled this lawsuit for $350,000. The settlement was fully accrued for, and was paid for with 1,166,667 restricted shares of Common Stock.

On April 22, 2014, a lawsuit was filed in the Superior Court of California, County of Orange, against the Company by Advantage Sales and Marketing, LLC. The plaintiff initially claimed damages of $92,064 for outstanding invoices. The lawsuit was settled for $69,000 in January 2015, and was fully accrued at December 31, 2014.

During 2014, the Company issued 837,335 restricted shares of Common Stock to settle a total of $251,651 in outstanding liabilities related to various legal expenses.

We are currently not involved in any litigation unless noted above that we believe could have a material adverse effect on our financial condition or results of operations. Other than described above, there is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of the Company or any of our subsidiaries, threatened against or affecting the Company, or our Common Stock in which an adverse decision could have a material adverse effect.